Risk and sensitivity analysis - Asset management and other operations (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Risk and sensitivity analysis
Debt securities	[1]	£ 175,356	£ 171,374
Eastspring Investments and US asset management operations | Foreign exchange risk
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)		10.00%	10.00%
Change in profit before tax attributable to shareholders, increase in assumption		£ 10	£ 30
Change in shareholders' equity, excluding goodwill, increase in assumption		43	53
Unallocated to a segment (central or other operations)
Risk and sensitivity analysis
Debt securities		1,967	2,307
Unallocated to a segment (central or other operations) | Prudential Capital Plc
Risk and sensitivity analysis
Debt securities		1,884	£ 2,238
Unallocated to a segment (central or other operations) | Derivatives for managing foreign currency movements and macroeconomic exposures
Risk and sensitivity analysis
Reasonably possible fair value movement from sensitivity to exchanges rates, interest rates and inflation rates		£ 150

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,278 million (31 December 2017: £8,232 million) of lent securities and assets subject to repurchase agreements.